Exhibit 99.1

World Omni Auto Receivables Trust 2024-A

Monthly Servicer Certificate

August 31, 2024

Dates Covered
Collections Period	08/01/24 - 08/31/24
Interest Accrual Period	08/15/24 - 09/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/24	994,572,640.75	36,802
Yield Supplement Overcollateralization Amount 07/31/24	82,923,431.54	0
Receivables Balance 07/31/24	1,077,496,072.29	36,802
Principal Payments	36,711,006.01	617
Defaulted Receivables	2,233,653.30	66
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/24	78,723,651.88	0
Pool Balance at 08/31/24	959,827,761.10	36,119

Pool Statistics	$ Amount	# of Accounts
Pool Factor	77.29%
Prepayment ABS Speed	1.66%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	10,693,582.70	316
Past Due 61-90 days	3,891,543.30	117
Past Due 91-120 days	608,340.06	24
Past Due 121+ days	0.00	0
Total	15,193,466.06	457

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.46%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.43%
Delinquency Trigger Occurred	NO

Recoveries	1,331,982.18
Aggregate Net Losses/(Gains) - August 2024	901,671.12
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.00%
Prior Net Losses/(Gains) Ratio	0.52%
Second Prior Net Losses/(Gains) Ratio	0.31%
Third Prior Net Losses/(Gains) Ratio	0.78%
Four Month Average	0.65%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.25%

Overcollateralization Target Amount	11,038,019.25
Actual Overcollateralization	11,038,019.25
Weighted Average Contract Rate	6.56%
Weighted Average Contract Rate, Yield Adjusted	10.49%
Weighted Average Remaining Term	54.72

Flow of Funds	$ Amount
Collections	43,995,989.65
Investment Earnings on Cash Accounts	20,032.00
Servicing Fee	(897,913.39)
Transfer to Collection Account	-
Available Funds	43,118,108.26

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,027,538.50
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders' Second Priority Principal Distributable Amount	4,867,294.28
(6) Class C Interest	81,597.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,440,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	11,038,019.25
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,507,268.98

Total Distributions of Available Funds	43,118,108.26

Servicing Fee	897,913.39
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 08/15/24	983,135,055.38
Principal Paid	34,345,313.53
Note Balance @ 09/16/24	948,789,741.85

Class A-1
Note Balance @ 08/15/24	0.00
Principal Paid	0.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class A-2a
Note Balance @ 08/15/24	162,789,423.73
Principal Paid	13,782,099.06
Note Balance @ 09/16/24	149,007,324.67
Note Factor @ 09/16/24	85.5086220%

Class A-2b
Note Balance @ 08/15/24	242,885,631.65
Principal Paid	20,563,214.47
Note Balance @ 09/16/24	222,322,417.18
Note Factor @ 09/16/24	85.5086220%

Class A-3
Note Balance @ 08/15/24	434,260,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	434,260,000.00
Note Factor @ 09/16/24	100.0000000%

Class A-4
Note Balance @ 08/15/24	87,890,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	87,890,000.00
Note Factor @ 09/16/24	100.0000000%

Class B
Note Balance @ 08/15/24	36,870,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	36,870,000.00
Note Factor @ 09/16/24	100.0000000%

Class C
Note Balance @ 08/15/24	18,440,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	18,440,000.00
Note Factor @ 09/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,265,525.75
Total Principal Paid	34,345,313.53
Total Paid	38,610,839.28

Class A-1
Coupon	5.51900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.05000%
Interest Paid	685,072.16
Principal Paid	13,782,099.06
Total Paid to A-2a Holders	14,467,171.22

Class A-2b
SOFR Rate	5.35353%
Coupon	5.69353%
Interest Paid	1,229,223.67
Principal Paid	20,563,214.47
Total Paid to A-2b Holders	21,792,438.14

Class A-3
Coupon	4.86000%
Interest Paid	1,758,753.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,758,753.00

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.4791649
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.0136650
Total Distribution Amount	31.4928299

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.9313219
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	79.0892865
Total A-2a Distribution Amount	83.0206084

A-2b Interest Distribution Amount	4.7277833
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	79.0892864
Total A-2b Distribution Amount	83.8170697

A-3 Interest Distribution Amount	4.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0500000

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	141.72
Noteholders' Third Priority Principal Distributable Amount	536.90
Noteholders' Principal Distributable Amount	321.38

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/24	3,072,738.16
Investment Earnings	13,678.65
Investment Earnings Paid	(13,678.65)
Deposit/(Withdrawal)	-
Balance as of 09/16/24	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16